Share-based compensation - PSUs (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares
Share-based compensation
Share-based compensation expense | $	$ 640,207	$ 338,229
PSUs
Share-based compensation
Fair value of PSUs granted | $	$ 1,600,000
Fair value per stock PSU | $ / shares	$ 2.41
Share-based compensation expense | $	$ 69,000	$ 0
Outstanding as of beginning | shares	0
Granted | shares	659,250	0
Outstanding as of ending | shares	659,250	0
Granted (in dollars per share) | $ / shares	$ 2.83
Outstanding as of ending (in dollars per share) | $ / shares	$ 2.83